AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.7%
Asset-Backed Securities — 9.6%
Automobiles — 3.5%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	400	$ 407,394
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	10	10,026
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	98,403
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	61	60,450
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	409,900
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
1.045%(c)	08/15/29	30	29,851
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	40	39,723
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	10	10,241
Series 2017-03, Class A2, 144A
2.130%	05/22/23	27	26,849
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	102,019
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	400	398,110
			1,592,966
Collateralized Loan Obligations — 4.0%
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.143%(c)	01/16/30	250	236,859
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	10/15/30	250	232,643
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.062%(c)	04/22/30	250	231,501
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.086%(c)	10/23/29	250	235,658
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.661%(c)	04/15/27	248	243,108
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.039%(c)	10/20/30	250	$ 235,126
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.136%(c)	07/17/26	184	182,365
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.121%(c)	04/15/30	250	230,664
			1,827,924
Consumer Loans — 0.6%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	133	128,923
Series 2019-02, Class A, 144A
3.010%	04/25/28	164	159,047
			287,970
Equipment — 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	99,388
Series 2019-B, Class A2, 144A
2.070%	10/12/22	100	99,147
			198,535
Student Loans — 1.0%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	36	36,175
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	19	19,129
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	300	294,800
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	20	19,978
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	96	93,292
			463,374

Total Asset-Backed Securities (cost $4,479,598)			4,370,769
Commercial Mortgage-Backed Securities — 14.2%
BANK,
Series 2017-BNK07, Class A1
1.984%	09/15/60	61	61,173
Series 2018-BN15, Class A1
3.402%	11/15/61	386	394,580
A1

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN19, Class A1
2.263%	08/15/61	730	$ 729,318
CD Mortgage Trust,
Series 2016-CD02, Class A1
1.848%	11/10/49	297	296,171
Series 2017-CD05, Class A1
2.028%	08/15/50	215	214,256
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	230	229,516
Series 2017-C08, Class A1
1.965%	06/15/50	70	70,142
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	100,824
Series 2016-C02, Class A1
1.499%	08/10/49	108	106,748
Commercial Mortgage Trust,
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	241
Series 2014-UBS06, Class A4
3.378%	12/10/47	215	220,325
Series 2016-DC02, Class A1
1.820%	02/10/49	372	370,532
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	341	339,496
Fannie Mae-Aces,
Series 2018-M04, Class A1
2.945%(cc)	03/25/28	178	189,368
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	4	3,671
Series 2014-GC22, Class A3
3.516%	06/10/47	232	234,057
Series 2015-GC32, Class A3
3.498%	07/10/48	100	102,300
Series 2017-GS07, Class A1
1.950%	08/10/50	189	187,979
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	345	353,978
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	274	272,920
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	177	176,584
Series 2017-C07, Class A1
2.081%	10/15/50	91	90,809
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	240	240,649
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	150	157,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C33, Class A1
2.031%	05/15/50	95	$ 94,341
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	221	219,784
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	705	702,649
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48	197	196,369
Series 2017-C38, Class A1
1.968%	07/15/50	133	132,665

Total Commercial Mortgage-Backed Securities (cost $6,402,394)			6,488,706
Corporate Bonds — 14.1%
Agriculture — 0.5%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	220	222,728
Airlines — 0.4%
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	168	163,113
Apparel — 0.5%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	210	219,413
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	100	92,492
Banks — 2.9%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	170	178,879
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	200	201,545
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	200	199,217
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	125	128,840
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	10	10,610
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	115	119,622
Morgan Stanley,
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	135	142,167

A2

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.901%(ff)	03/30/26	350	$ 352,758
			1,333,638
Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	95	97,811
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	105	107,403
			205,214
Commercial Services — 0.8%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	340	355,253
Diversified Financial Services — 0.1%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	55	59,766
Electric — 1.5%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	125	124,872
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	115	124,336
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	250	258,713
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	180	181,131
			689,052
Healthcare-Products — 0.4%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	55	58,456
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25	100	107,022
			165,478
Healthcare-Services — 0.4%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	110	114,728
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.250%	09/01/24	85	87,098
			201,826
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	14	$ 14,512
4.569%	02/01/29	46	48,448
			62,960
Machinery-Diversified — 0.6%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	250	258,347
Media — 0.7%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	175	185,034
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	125	127,729
			312,763
Miscellaneous Manufacturing — 0.2%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	110	109,376
Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	185	192,974
Oil & Gas — 0.6%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	41	31,505
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	110	54,131
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes, 144A
2.250%	09/13/20	200	200,009
			285,645
Pharmaceuticals — 1.2%
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	125	125,742
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.450%	11/15/27	135	144,106
Cigna Corp.,
Gtd. Notes, 144A
4.500%	02/25/26	175	188,357
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	70	71,275
			529,480

A3

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.7%
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	55	$ 49,945
4.500%	07/15/23	140	119,388
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	180	145,528
			314,861
Real Estate Investment Trusts (REITs) — 0.2%
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	100	96,498
Retail — 0.8%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	120	124,495
3.500%	07/01/27	215	226,622
			351,117
Semiconductors — 0.5%
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	210	232,175

Total Corporate Bonds (cost $6,416,740)			6,454,169
Residential Mortgage-Backed Security — 0.2%
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	83	82,987
(cost $83,333)
Sovereign Bonds — 1.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	203,662
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	400	403,276

Total Sovereign Bonds (cost $598,742)			606,938
U.S. Government Agency Obligation — 2.2%
Residual Funding Corp., Principal Strip
2.140%(s)	10/15/20	1,000	995,676
(cost $988,668)
U.S. Treasury Obligations — 53.1%
U.S. Treasury Bonds
3.625%	02/15/44(k)	6,580	9,674,656
U.S. Treasury Notes
0.500%	03/31/25	165	166,044
1.250%	08/31/24	7,455	7,746,211
1.375%	01/31/25	625	654,639
1.500%	02/15/30	315	339,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.125%	05/15/25(k)	5,250	$ 5,697,891

Total U.S. Treasury Obligations (cost $24,231,347)			24,279,050

Total Long-Term Investments (cost $43,200,822)			43,278,295

Shares
Short-Term Investments — 7.7%
Affiliated Mutual Fund — 7.6%
PGIM Core Ultra Short Bond Fund (cost $3,462,862)(w)	3,462,862	3,462,862

Options Purchased*~ — 0.1%
(cost $3,342)	58,407

Total Short-Term Investments (cost $3,466,204)	3,521,269

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.4% (cost $46,667,026)	46,799,564
Option Written*~ — (0.0)%
(premiums received $682)	(375)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.4% (cost $46,666,344)	46,799,189

Liabilities in excess of other assets(z) — (2.4)%	(1,110,207)

Net Assets — 100.0%	$ 45,688,982

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

A4

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	2	2	$125
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	2	2	375
Total Exchange Traded (cost $2,038)						$500

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	228	$ 4,067
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	222	3,931
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	556	9,222
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,102	18,350
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,120	19,035
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	222	3,302
Total OTC Traded (cost $1,304)							$57,907
Total Options Purchased (cost $3,342)							$58,407
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	4	4	$(375)
(premiums received $682)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
52	10 Year U.S. Ultra Treasury Notes	Jun. 2020	$ 8,113,625	$ 505,675
Short Positions:
27	2 Year U.S. Treasury Notes	Jun. 2020	5,950,336	(71,638)
174	5 Year U.S. Treasury Notes	Jun. 2020	21,812,532	(435,343)
9	10 Year U.S. Treasury Notes	Jun. 2020	1,248,188	(8,039)
27	20 Year U.S. Treasury Bonds	Jun. 2020	4,834,687	(118,046)
37	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	8,209,375	144,772
				(488,294)
				$ 17,381
A5

AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
38,785	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	$(686,831)	$2,855,651	$3,542,482
13,145	05/11/25	1.900%(S)	3 Month LIBOR(2)(Q)	806,887	986,342	179,455
5,751	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,822)	(482,776)	(478,954)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	(13,701)	(15,316)
4,147	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(48,491)	(786,327)	(737,836)
1,592	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(114,129)	(288,853)	(174,724)
422	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	184	(46,669)	(46,853)
1,165	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	145,262	155,086	9,824
1,420	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	244,637	331,548	86,911
85	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(20,016)	(20,016)
248	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	2,622	2,622
				$ 345,312	$2,692,907	$2,347,595

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6